Inventories - Impairment of Inventory (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Beginning balance	¥ 226	¥ 144
Provision for inventories	12	110
Provision written off upon disposal	(17)	(28)
Ending balance	¥ 221	¥ 226